Contingent assets, liabilities and other contractual obligations (Details) - Dec. 31, 2020 kr in Millions, $ in Millions	USD ($)	DKK (kr)
Contractual obligations:
Contractual obligations		kr 252.6
With in 1 year
Contractual obligations:
Contractual obligations		198.1
Later than two year but not later than three years
Contractual obligations:
Contractual obligations		54.5
Sanofi
Contractual obligations:
Estimated effect of potential milestone	$ 15.0	15.0
Sanofi | With in 1 year
Contractual obligations:
Estimated effect of potential milestone		5.0
Sanofi | Later than one year but not later than two years
Contractual obligations:
Estimated effect of potential milestone		kr 10.0